Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended
	Jun. 30, 2025	Jun. 27, 2025	Apr. 09, 2024	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Jan. 31, 2026	Oct. 31, 2024	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2024	Feb. 28, 2025	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025	Oct. 31, 2025	Dec. 31, 2025	Feb. 28, 2026	Mar. 31, 2026
Obra Defensive High Yield ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,009	$ 10,000		$ 10,033	$ 10,138	$ 10,186		$ 10,214	$ 10,283		$ 10,339	$ 10,372		$ 10,415	$ 10,290
Obra High Grade Structured Products ETF [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,191			$ 10,338			$ 10,441			$ 10,535	$ 10,669	$ 10,698	$ 10,842	$ 10,943	$ 11,048	$ 11,170	$ 11,272	$ 11,254
Obra Opportunistic Structured Products ETF [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,231			10,394			10,530			10,648	10,833	10,871	11,047	11,182	11,301	11,446	11,604	11,577
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	10,153	10,000	10,000	10,127	10,248	10,360	10,087	10,424	10,489	10,471	10,474	10,485	10,348	10,656	10,469	10,286	10,568	10,572	10,700	10,799	10,985	11,037	11,230	11,032
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000		$ 10,064	$ 10,187	$ 10,267		$ 10,287	$ 10,338		$ 10,405	$ 10,455		$ 10,472	$ 10,348
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,109			10,336			10,385			10,452	10,582	10,624	10,780	10,890	10,974	11,068	11,160	11,103
ICE BofA 1-3 Year BBB U.S. Corporate Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 10,115			$ 10,339			$ 10,396			$ 10,470	$ 10,600	$ 10,689	$ 10,805	$ 10,920	$ 11,008	$ 11,105	$ 11,201	$ 11,140